Significant Accounting Policies (Details)		12 Months Ended
	Jul. 09, 2007 USD ($)	Dec. 31, 2025 USD ($) m² Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 MYR (RM) m²
Significant Accounting Policies [Line Items]
Restricted cash balance			$ 133,897	$ 126,175
Deposits		61,637			RM 250,000
Allowance for credit loss		663,748	540,626
Inventory Write-down		$ 95,345
Square meters of land (in Square Meters) | m²		7,967.24			7,967.24
Term of the land		99 years
Consideration of land	$ 361,000
Impairment loss
Recognized goodwill impairment		196,174
Recognized an impairment loss		3,083,478
Warranty amount		133,025
Products amount		363,256
Unrecognized benefits
Recognized income tax positions percentage		50.00%
operating segment (in Segment) | Segment		1
Reportable segments (in Segment) | Segment		1
MDIC [Member]
Significant Accounting Policies [Line Items]
Insured limit		$ 1,284,530	1,014,623
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty periods		6 months			6 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty periods		49 months			49 months
Product and Service [Member]
Significant Accounting Policies [Line Items]
Deferred revenue recognized		$ 5,712,823	$ 2,808,085	$ 688,567